Derivative Instruments - Effect of (Losses) Gains on Derivatives (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Realized losses relating to:
Derivative instruments not designated as hedging instruments realized (loss) gain net	$ (85,416)	$ (57,500)	$ (95,672)
Unrealized gains (losses) relating to:
Derivative instruments not designated as hedging instruments unrealized (loss) gain net	11,712	(86,203)	130,492
Total realized and unrealized (losses) gains on derivative instruments	(73,704)	(143,703)	34,820
Not Designated as Hedging Instrument [Member] | Interest Rate Swap Termination [Member]
Realized losses relating to:
Derivative instruments not designated as hedging instruments realized (loss) gain net	(10,876)		(31,798)
Not Designated as Hedging Instrument [Member] | Interest Rate Swaps [Member]
Realized losses relating to:
Derivative instruments not designated as hedging instruments realized (loss) gain net	(60,741)	(55,588)	(63,050)
Unrealized gains (losses) relating to:
Derivative instruments not designated as hedging instruments unrealized (loss) gain net	11,952	(75,777)	133,488
Not Designated as Hedging Instrument [Member] | Foreign currency forward contracts [Member]
Realized losses relating to:
Derivative instruments not designated as hedging instruments realized (loss) gain net	(13,799)	(1,912)	(824)
Unrealized gains (losses) relating to:
Derivative instruments not designated as hedging instruments unrealized (loss) gain net	$ (240)	$ (10,426)	$ (2,996)